U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 31, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:          ROCHDALE INVESTMENT TRUST (the “Trust”)
Securities Act Registration No: 333-47415
Investment Company Registration No: 811-08685

Dear Sir or Madam:

Pursuant to Rule 485(a)(1) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 36 under the 1933 Act and Amendment No. 39 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).The Trust anticipates that this filing shall become effective on March 31, 2012; the 60th day after filing pursuant to Rule 485(a)(1) of the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
For U.S. Bancorp Fund Services

cc:  Don Felice, Esq., Montgomery, McCracken, Walker & Rhoads LLP